Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2017
Income Taxes [Line Items]
Tax rate before change due to Tax Cuts and Jobs Act of 2017		35.00%
Tax rate after Tax Cuts and Jobs Act of 2017			21.00%
Change in deferred tax regulatory asset/liability due to TCJA	$ 17.0	$ 135.2
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility	4.8
Generation [Member]
Income Taxes [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets	$ 0.0	(10.0)	$ (86.2)	$ (86.2)
Generation [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Income Taxes [Line Items]
Disposal Group, Including Discontinued Operation, Net Assets		$ (10.0)	$ (86.2)